DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.0%
Australia - 7.7%
Aurizon Holdings Ltd.	4,805	$12,287
BHP Group Ltd.	13,312	370,517
Coles Group Ltd.	3,526	42,447
Fortescue Metals Group Ltd.	4,453	56,232
Medibank Pvt Ltd.	7,029	17,878
Mineral Resources Ltd. (a)	437	19,165
Rio Tinto Ltd.	977	63,294
Wesfarmers Ltd.	2,975	95,877
Woodside Energy Group Ltd.	2,444	57,385

(Cost $842,354)		735,082

Austria - 0.2%
OMV AG
(Cost $20,462)	386	15,634

Belgium - 0.2%
Ageas SA/NV
(Cost $21,248)	423	17,222

Brazil - 2.4%
Ambev SA	12,517	36,891
B3 SA - Brasil Bolsa Balcao	16,228	37,117
Hypera SA	1,063	8,837
TIM SA	2,424	5,535
Vale SA	10,520	130,967
Vibra Energia SA	2,972	10,532

(Cost $256,041)		229,879

Canada - 3.8%
BCE, Inc.	215	10,405
Canadian Tire Corp. Ltd., Class A	148	17,457
Great-West Lifeco, Inc. (b)	741	17,456
Hydro One Ltd., 144A	884	24,003
iA Financial Corp., Inc.	289	15,569
IGM Financial, Inc.	242	6,606
Manulife Financial Corp.	5,105	88,566
Quebecor, Inc., Class B	432	9,358
Restaurant Brands International, Inc.	772	45,703
Shaw Communications, Inc., Class B	1,254	32,250
Sun Life Financial, Inc.	1,530	67,598
TELUS Corp.	1,197	27,037

(Cost $368,318)		362,008

Chile - 0.3%
Antofagasta PLC	1,018	13,042
Cia Cervecerias Unidas SA	396	2,161
Cia Sud Americana de Vapores SA	46,532	4,397
Enel Americas SA	60,385	6,569

(Cost $37,999)		26,169

China - 5.6%
Anhui Conch Cement Co. Ltd., Class A	500	2,315
Anhui Conch Cement Co. Ltd., Class H	3,297	12,602
Baoshan Iron & Steel Co. Ltd., Class A	3,600	2,784
China Coal Energy Co. Ltd., Class H	5,027	4,490
China Communications Services Corp. Ltd., Class H	6,134	2,634
China Construction Bank Corp., Class A	2,400	1,922
China Construction Bank Corp., Class H	253,644	157,379
China Hongqiao Group Ltd.	5,933	5,790
China Lesso Group Holdings Ltd.	2,634	3,141
China Medical System Holdings Ltd.	3,469	5,145
China Pacific Insurance Group Co. Ltd., Class A	1,200	3,650
China Pacific Insurance Group Co. Ltd., Class H	7,200	15,283
China Railway Group Ltd., Class H	11,350	6,507
China Railway Signal & Communication Corp. Ltd., Class A	1,593	1,024
China Shenhua Energy Co. Ltd., Class A	1,156	5,088
China Shenhua Energy Co. Ltd., Class H	8,945	28,150
China State Construction Engineering Corp. Ltd., Class A	7,000	5,219
China Vanke Co. Ltd., Class A	1,700	4,101
China Vanke Co. Ltd., Class H	4,525	8,855
CIFI Holdings Group Co. Ltd. (b)	10,180	2,594
Country Garden Holdings Co. Ltd. (b)	20,917	6,209
Daqin Railway Co. Ltd., Class A	2,800	2,620
Gemdale Corp., Class A	800	1,353
Gree Electric Appliances, Inc. of Zhuhai, Class A	600	2,779
Haitian International Holdings Ltd.	1,544	3,797
Hengli Petrochemical Co. Ltd., Class A	944	2,629
Huaibei Mining Holdings Co. Ltd., Class A	600	1,287
Huaxin Cement Co. Ltd., Class A	459	1,156
Hunan Valin Steel Co. Ltd., Class A	1,600	1,035
Industrial & Commercial Bank of China Ltd., Class A	9,500	6,036
Industrial & Commercial Bank of China Ltd., Class H	148,480	75,670
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	791
Jiangsu Expressway Co. Ltd., Class H	2,966	2,543
LB Group Co. Ltd., Class A	500	1,275
Lenovo Group Ltd. (b)	19,695	16,310
Livzon Pharmaceutical Group, Inc., Class A	107	485
Logan Group Co. Ltd. (b)	4,790	525
Longfor Group Holdings Ltd., 144A	4,792	15,630
Lufax Holding Ltd., ADR	1,816	7,936
New China Life Insurance Co. Ltd., Class A	300	1,254
New China Life Insurance Co. Ltd., Class H	2,455	5,787
Ningxia Baofeng Energy Group Co. Ltd., Class A	980	1,931
People’s Insurance Co. Group of China Ltd., Class H	21,542	6,669
PICC Property & Casualty Co. Ltd., Class H	18,026	19,521

Postal Savings Bank of China Co. Ltd., Class A	5,226	3,419
Postal Savings Bank of China Co. Ltd., Class H, 144A (b)	20,047	12,004
Seazen Holdings Co. Ltd., Class A *	300	906
Shaanxi Coal Industry Co. Ltd., Class A	1,800	5,745
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,640	3,036
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,072	3,020
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	459	534
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,500	1,066
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,000	776
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	459	1,424
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,339
Sinopharm Group Co. Ltd., Class H	3,378	7,523
Sinotruk Hong Kong Ltd.	1,667	1,672
Tingyi Cayman Islands Holding Corp.	5,018	8,925
Topsports International Holdings Ltd., 144A	5,059	4,003
Uni-President China Holdings Ltd.	3,016	2,601
Weichai Power Co. Ltd., Class H	5,326	7,139
Zhejiang Expressway Co. Ltd., Class H	3,528	2,688
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,000	1,674
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,114	1,408

(Cost $750,588)		534,803

Cyprus - 0.0%
Polymetal International PLC (c)
(Cost $33,157)	1,987	0

Denmark - 0.5%
A.P. Moller - Maersk A/S, Class A	8	18,777
A.P. Moller - Maersk A/S, Class B	13	31,207

(Cost $60,910)		49,984

Egypt - 0.0%
Eastern Co. SAE
(Cost $2,753)	2,931	1,488

Finland - 1.4%
Elisa OYJ	369	19,762
Kesko OYJ, Class B	733	15,463
Kone OYJ, Class B	889	35,686
Orion OYJ, Class B	287	13,036
UPM-Kymmene OYJ	1,396	47,573

(Cost $148,064)		131,520

France - 5.0%
AXA SA	4,949	117,071
Bouygues SA	590	17,383
Danone SA	1,700	89,762
Sanofi	3,010	248,735

(Cost $553,975)		472,951

Germany - 4.3%
Allianz SE	1,080	183,077
BASF SE	2,416	102,205
Covestro AG, 144A	501	15,174
Deutsche Post AG	2,625	96,067
Evonik Industries AG	550	10,284

(Cost $559,727)		406,807

Greece - 0.2%
Hellenic Telecommunications Organization SA	516	8,229
JUMBO SA	283	4,053
OPAP SA	512	6,770

(Cost $21,701)		19,052

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.	1,330	3,965
China Everbright Environment Group Ltd.	9,888	4,901
China Merchants Port Holdings Co. Ltd.	3,566	5,361
China Overseas Land & Investment Ltd.	10,115	27,321
China Resources Cement Holdings Ltd.	6,269	3,874
China Resources Land Ltd.	8,498	34,917
China State Construction International Holdings Ltd.	5,170	5,981
China Taiping Insurance Holdings Co. Ltd.	3,936	4,032
CK Infrastructure Holdings Ltd.	1,651	10,055
CLP Holdings Ltd.	4,298	37,072
Guangdong Investment Ltd.	7,997	7,336
Hang Lung Properties Ltd.	5,139	8,564
Henderson Land Development Co. Ltd.	3,929	13,165
HKT Trust & HKT Ltd. (d)	9,898	13,292
Kingboard Holdings Ltd.	1,732	5,484
Kingboard Laminates Holdings Ltd.	2,763	2,644
Kunlun Energy Co. Ltd.	9,818	8,569
Nine Dragons Paper Holdings Ltd.	3,932	3,091
Orient Overseas International Ltd.	360	10,081
Power Assets Holdings Ltd.	3,631	21,743
Sino Land Co. Ltd.	8,754	12,826
SITC International Holdings Co. Ltd.	3,661	9,329
Sun Hung Kai Properties Ltd.	3,812	44,828
Swire Properties Ltd.	3,195	7,384
Wharf Real Estate Investment Co. Ltd.	4,361	19,891
Xinyi Glass Holdings Ltd.	4,718	8,752
Yuexiu Property Co. Ltd.	3,672	4,603

(Cost $420,828)		339,061

India - 1.4%
Bajaj Auto Ltd.	177	9,099
Bharat Petroleum Corp. Ltd.	2,220	9,182
GAIL India Ltd.	4,726	8,095
Hero MotoCorp Ltd.	290	10,357
Hindustan Petroleum Corp. Ltd.	1,805	5,533

Indian Oil Corp. Ltd.	7,526	6,772
ITC Ltd.	7,772	31,349
NTPC Ltd.	10,129	20,906
Petronet LNG Ltd.	2,143	5,963
Power Grid Corp. of India Ltd.	8,107	23,426

(Cost $106,992)		130,682

Indonesia - 1.6%
PT Adaro Energy Indonesia Tbk	36,118	8,614
PT Bank Mandiri Persero Tbk	48,576	28,964
PT Bank Rakyat Indonesia Persero Tbk	179,490	52,483
PT Indofood Sukses Makmur Tbk	11,419	4,789
PT Telkom Indonesia Persero Tbk	130,779	40,179
PT Unilever Indonesia Tbk	19,120	5,913
PT United Tractors Tbk	4,550	10,377

(Cost $126,845)		151,319

Israel - 0.5%
Bank Leumi Le-Israel BM
(Cost $40,104)	4,048	43,030

Italy - 2.2%
Assicurazioni Generali SpA	2,893	42,589
Enel SpA	21,424	101,155
FinecoBank Banca Fineco SpA	1,573	17,106
Snam SpA	5,286	25,173
Terna - Rete Elettrica Nazionale	3,678	26,259

(Cost $345,710)		212,282

Japan - 10.5%
Aisin Corp.	400	11,989
Asahi Kasei Corp.	3,300	24,353
Bridgestone Corp.	1,500	57,922
Daiwa House Industry Co. Ltd.	1,600	36,196
Honda Motor Co. Ltd.	4,300	115,515
Iida Group Holdings Co. Ltd.	400	6,126
ITOCHU Corp.	3,150	87,325
Japan Tobacco, Inc.	3,200	54,478
JFE Holdings, Inc. (b)	1,300	14,067
Kajima Corp.	1,100	11,657
Kirin Holdings Co. Ltd.	2,200	36,414
Mitsui & Co. Ltd.	3,700	87,172
Mitsui Chemicals, Inc.	500	11,344
Mitsui OSK Lines Ltd.	900	23,729
MS&AD Insurance Group Holdings, Inc.	1,178	35,359
Nippon Steel Corp.	2,200	35,049
Nippon Yusen KK (b)	473	36,475
Nomura Real Estate Holdings, Inc.	300	7,412
Obayashi Corp.	1,700	11,846
Sekisui House Ltd.	1,575	26,972
SoftBank Corp.	7,500	82,750
Sompo Holdings, Inc.	800	34,470
T&D Holdings, Inc.	1,400	15,361
Taisei Corp.	500	15,275
Tokio Marine Holdings, Inc.	1,640	92,183
Tosoh Corp.	700	9,125
Yamaha Motor Co. Ltd.	800	16,730

(Cost $1,032,289)		997,294

Kuwait - 0.1%
Mobile Telecommunications Co. KSCP
(Cost $11,182)	5,865	11,522

Malaysia - 1.1%
Hartalega Holdings Bhd	5,400	2,003
Inari Amertron Bhd	8,500	5,147
Malayan Banking Bhd	12,309	24,670
MISC Bhd	3,500	5,553
Petronas Chemicals Group Bhd	6,600	12,977
Petronas Gas Bhd	2,100	8,136
Public Bank Bhd	38,200	40,202
RHB Bank Bhd	3,852	4,940
Sime Darby Bhd	7,500	3,838

(Cost $98,491)		107,466

Mexico - 0.6%
Arca Continental SAB de CV	1,229	8,381
Coca-Cola Femsa SAB de CV	1,286	7,876
Grupo Mexico SAB de CV, Series B	8,173	30,998
Kimberly-Clark de Mexico SAB de CV, Class A	4,267	5,790
Orbia Advance Corp. SAB de CV	2,594	4,904

(Cost $54,930)		57,949

Netherlands - 2.1%
Koninklijke Ahold Delhaize NV	2,747	75,686
NN Group NV	752	30,980
Randstad NV	310	14,492
Stellantis NV	5,855	78,622

(Cost $223,303)		199,780

New Zealand - 0.2%
Spark New Zealand Ltd.
(Cost $14,432)	4,796	15,937

Norway - 1.1%
Aker BP ASA	857	30,026
Gjensidige Forsikring ASA	526	10,706
Norsk Hydro ASA	3,521	24,303
Orkla ASA	2,021	16,988
Yara International ASA	431	18,301

(Cost $113,063)		100,324

Peru - 0.1%
Southern Copper Corp.
(Cost $12,854)	219	10,308

Philippines - 0.1%
Globe Telecom, Inc.	67	2,503
PLDT, Inc.	240	7,176

(Cost $9,679)		9,679

Poland - 0.4%
CD Projekt SA	184	3,298
Cyfrowy Polsat SA	565	2,336
LPP SA	3	5,428
Polski Koncern Naftowy ORLEN SA	1,070	13,905

Polskie Gornictwo Naftowe i Gazownictwo SA *	4,856	5,785
Powszechny Zaklad Ubezpieczen SA	1,616	9,698

(Cost $55,290)		40,450

Qatar - 0.3%
Industries Qatar QSC	3,942	19,647
Mesaieed Petrochemical Holding Co.	11,780	8,410

(Cost $28,584)		28,057

Russia - 0.0%
Alrosa PJSC (c)	14,479	0
Inter RAO UES PJSC (c)	188,952	0
LUKOIL PJSC (c)	2,350	0
MMC Norilsk Nickel PJSC (c)	361	0
Mobile TeleSystems PJSC, ADR (c)	2,615	0
Novolipetsk Steel PJSC (c)	8,593	0
PhosAgro PJSC, GDR (c)	776	0
PhosAgro PJSC, GDR (c)	4	0
Polyus PJSC (c)	192	0
Severstal PAO (c)	1,174	0
Tatneft PJSC (c)	7,791	0

(Cost $520,076)		0

Saudi Arabia - 0.7%
Advanced Petrochemical Co.	355	4,722
Jarir Marketing Co.	150	6,863
Saudi Industrial Investment Group	1,007	6,858
Saudi Telecom Co.	3,957	44,002

(Cost $60,796)		62,445

Singapore - 1.8%
Oversea-Chinese Banking Corp. Ltd.	8,908	77,197
Singapore Exchange Ltd.	2,141	14,564
Singapore Technologies Engineering Ltd.	4,000	10,695
United Overseas Bank Ltd.	3,100	60,729
Venture Corp. Ltd.	700	9,177

(Cost $167,384)		172,362

South Africa - 0.7%
African Rainbow Minerals Ltd.	318	4,408
Anglo American Platinum Ltd.	144	10,128
Exxaro Resources Ltd.	615	7,877
Impala Platinum Holdings Ltd.	2,221	23,505
Kumba Iron Ore Ltd.	162	3,617
Sanlam Ltd.	4,700	14,703
SPAR Group Ltd.	455	4,180

(Cost $97,299)		68,418

South Korea - 1.2%
Cheil Worldwide, Inc.	229	3,749
DB Insurance Co. Ltd.	116	5,178
Korea Zinc Co. Ltd.	23	11,555
KT&G Corp.	286	17,790
Kumho Petrochemical Co. Ltd.	55	5,346
LG Uplus Corp.	580	4,987
POSCO Holdings, Inc.	205	39,083
S-1 Corp.	52	2,263
Samsung Fire & Marine Insurance Co. Ltd.	79	11,517
Samsung Life Insurance Co. Ltd.	216	10,012

(Cost $127,931)		111,480

Spain - 2.7%
Enagas SA	648	11,852
Endesa SA	831	14,289
Iberdrola SA	15,643	163,354
Red Electrica Corp. SA	1,064	19,510
Repsol SA	3,819	49,865

(Cost $272,127)		258,870

Sweden - 0.6%
Boliden AB	718	23,198
Securitas AB, Class B (b)	866	7,623
SKF AB, Class B	993	14,993
Tele2 AB, Class B	1,474	15,748

(Cost $81,286)		61,562

Switzerland - 9.5%
Adecco Group AG	437	13,903
Baloise Holding AG	126	18,256
Holcim AG	1,456	64,957
Kuehne + Nagel International AG	143	33,114
Novartis AG	5,654	458,426
SGS SA	17	37,555
Swiss Re AG	793	61,899
Swisscom AG	68	35,270
Zurich Insurance Group AG	398	177,029

(Cost $1,000,247)		900,409

Taiwan - 6.2%
Acer, Inc.	8,095	5,851
ASE Technology Holding Co. Ltd.	8,774	24,618
Asia Cement Corp.	6,100	8,668
Asustek Computer, Inc.	1,751	14,669
Cathay Financial Holding Co. Ltd.	20,584	30,128
Compal Electronics, Inc.	10,834	8,098
CTBC Financial Holding Co. Ltd.	46,509	35,908
Fubon Financial Holding Co. Ltd.	18,806	35,465
Hon Hai Precision Industry Co. Ltd.	32,978	118,098
Largan Precision Co. Ltd.	251	16,122
Lite-On Technology Corp.	5,462	11,808
MediaTek, Inc.	4,021	88,115
Micro-Star International Co. Ltd.	1,752	6,619
Nien Made Enterprise Co. Ltd.	541	5,030
Novatek Microelectronics Corp.	1,450	12,553
Pegatron Corp.	5,396	11,275
President Chain Store Corp.	1,584	13,947
Quanta Computer, Inc.	7,159	18,652
Shanghai Commercial & Savings Bank Ltd.	9,348	15,295
Shin Kong Financial Holding Co. Ltd.	33,815	9,765
SinoPac Financial Holdings Co. Ltd.	27,350	15,590
Synnex Technology International Corp.	3,738	6,853
Taishin Financial Holding Co. Ltd.	28,280	14,123

Taiwan Cement Corp.	16,225	20,949
Win Semiconductors Corp.	1,000	5,864
Wiwynn Corp.	200	5,059
WPG Holdings Ltd.	4,864	8,214
Yuanta Financial Holding Co. Ltd.	26,344	17,570
Zhen Ding Technology Holding Ltd.	1,771	6,633

(Cost $625,558)		591,539

Thailand - 0.3%
Osotspa PCL, NVDR	4,000	3,428
PTT Exploration & Production PCL, NVDR	3,500	16,174
Ratch Group PCL, NVDR	3,000	3,620
Thai Union Group PCL, NVDR	7,600	3,648

(Cost $26,118)		26,870

Turkey - 0.2%
BIM Birlesik Magazalar AS	1,144	6,879
Eregli Demir ve Celik Fabrikalari TAS	3,950	6,248
Ford Otomotiv Sanayi AS	184	3,356

(Cost $17,862)		16,483

United Arab Emirates - 0.4%
Abu Dhabi Islamic Bank PJSC	3,824	9,214
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	10,137
Emirates NBD Bank PJSC	4,918	17,875

(Cost $30,078)		37,226

United Kingdom - 15.2%
3i Group PLC	2,582	36,519
Admiral Group PLC	470	11,605
Anglo American PLC	3,342	108,224
BAE Systems PLC	8,222	74,260
British American Tobacco PLC	5,674	227,877
GSK PLC	10,752	172,577
Haleon PLC *	13,328	40,144
Hargreaves Lansdown PLC	923	8,781
Imperial Brands PLC	2,379	52,499
Kingfisher PLC	5,490	14,827
National Grid PLC	9,555	119,854
Persimmon PLC	862	14,805
Rio Tinto PLC	2,972	164,992
Schroders PLC	316	9,884
St James’s Place PLC	1,423	18,330
Tesco PLC	20,018	57,929
Unilever PLC	6,729	307,361

(Cost $1,725,933)		1,440,468

TOTAL COMMON STOCKS (Cost $11,124,568)		9,205,871

PREFERRED STOCKS - 0.3%
Brazil - 0.3%
Cia Energetica de Minas Gerais	3,555	8,303
Gerdau SA	3,056	13,755

(Cost $20,978)		22,058

EXCHANGE-TRADED FUNDS - 0.8%
WisdomTree Emerging Markets High Dividend Fund	600	21,984
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (e)	2,850	57,285

TOTAL EXCHANGE-TRADED FUNDS (Cost $82,162)		79,269

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (f)(g) (Cost $79,521)	79,521	79,521

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (f) (Cost $7,315)	7,315	7,315

TOTAL INVESTMENTS - 99.0% (Cost $11,314,544)		$9,394,034
Other assets and liabilities, net - 1.0%		95,417

NET ASSETS - 100.0%		$9,489,451

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

EXCHANGE-TRADED FUNDS — 0.6%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (e)
5,858	88,931	(33,372)	(1,477)	(2,655)	454	—	2,850	57,285
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (f)(g)
403,253	—	(323,732) (h)	—	—	580	—	79,521	79,521
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24% (f)
89,424	638,077	(720,186)	—	—	100	—	7,315	7,315

498,535	727,008	(1,077,290)	(1,477)	(2,655)	1,134	—	89,686	144,121

*	Non-income producing security.
(a)	Company declared its annual dividend during the 12-month period ended August 31, 2022, the scheduled payment date was subsequent to August 31, 2022.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $107,166, which is 1.1% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $34,609.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At August 31, 2022 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$2,108,598	22.9%
Materials	1,594,429	17.2
Consumer Staples	1,183,086	12.8
Health Care	921,211	10.0
Industrials	812,665	8.8
Utilities	674,584	7.3
Consumer Discretionary	582,263	6.3
Information Technology	408,886	4.5
Communication Services	395,325	4.3
Energy	286,564	3.1
Real Estate	260,318	2.8

Total	$9,227,929	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) †
EURO STOXX 50 Futures	EUR	2	$69,372	$70,791	9/16/2022	$1,419
MINI TOPIX Index Futures	JPY	4	54,681	56,613	9/08/2022	1,932
MSCI Emerging Markets Index Future	USD	1	50,025	49,095	9/16/2022	(930)

Total net unrealized appreciation						$2,421

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$9,205,871	$—	$0	$9,205,871
Preferred Stocks	22,058	—	—	22,058
Exchange-Traded Funds	79,269	—	—	79,269
Short-Term Investments (a)	86,836	—	—	86,836
Derivatives (b)
Futures Contracts	3,351	—	—	3,351

TOTAL	$9,397,385	$—	$0	$9,397,385

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(930)	$—	$—	$(930)

TOTAL	$(930)	$—	$—	$(930)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2022, the amount of transfers from Level 3 to Level 1 was $1,331. The investment was transferred from level 3 to1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDAW-PH1

R-089711-1 (5/24) DBX005195 (5/24)